Cost of revenue (Tables)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Cost of revenue
Schedule of cost of revenue

	For the years ended March 31,
	2021	2020
Amortization expenses	$6,651,329	$6,309,065
Depreciation expenses of server hardware	3,689,815	2,663,616
Resource usage fees	1,407,768	1,493,073
Virtual simulation fee	1,279,050	820,806
Website maintenance fee	1,565,281	344,555
Raw material consumption fees	39,425	86,117
Other	79,743	80,638
Total	$14,712,411	$11,797,870

	For the years ended March 31,
	2019	2018
Amortization expenses	$6,324,124	$3,968,113
Resource usage fees	1,573,653	—
Depreciation expenses of server hardware	900,608	393,242
Website maintenance fee	356,523	227,199
Raw material consumption fees	156,790	59,132
Others	146,861	67,733
Total	$9,458,559	$4,715,419